Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Options granted
Weighted average fair value of options granted	$ 12.52
Number of options exercised	13,820	91,528
Increase in equity	$ 0.1	$ 2.0
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 27.0
Weighted average period for recognition	2 years 10 months 24 days
Restricted Stock Units (RSUs) [Member]
Options granted	0
Unrecognized compensation cost	$ 22.1
Weighted average period for recognition	2 years 4 months 24 days